Schedule of Right of Use Assets and Liabilities (Details) - USD ($)		1 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2022	Dec. 12, 2022	Dec. 31, 2022	Dec. 31, 2021
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]	Successor	Successor	Predecessor	Successor	Predecessor
Operating cash flows used in operating activities				$ 4,786
Operating leases
Weighted average remaining lease term	1 year 29 days	1 year 29 days	1 year 29 days	1 year 29 days
Weighted average discount rate	6.50%	6.50%	6.50%	6.50%
Predecessor [Member]
Reorganization, Chapter 11 [Line Items]
Financial Designation, Predecessor and Successor [Fixed List]			Predecessor		Predecessor
Operating cash flows used in operating activities			$ 86,100
Operating leases